Document and Entity Information	0 Months Ended
Jul. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 25, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jul. 25, 2013
Document Effective Date	Jul. 25, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	SDSCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DBMYX